UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 E. Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765- 5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2010

Date of reporting period:  May 31, 2010

Item 1. Reports to Stockholders.

Jensen Value Fund
Annual Report, May 31, 2010

Investment Adviser to the Jensen Value Fund

Jensen Value Fund

Letter from The Investment Adviser

DEAR FELLOW SHAREHOLDERS:

The Jensen Value Fund – Class J Shares – returned -6.60% from its inception on March 31, 2010 through May 31, 2010, compared to return of -5.52% for the Russell 3000 Value Index.  Please see pages 3 through 4 of this report for complete standardized performance information for the Fund.

Market Perspective

While the past two months is a rather short time frame for evaluating performance, it has been a rocky period punctuated by fluctuating markets.  Projections for an improved global economic environment were dashed as debt worries in the eurozone and the potential global repercussions drove investor sentiment, leading most markets into negative territory.

In keeping with the Fund’s principal investment strategies, stock selection during the period was determined by its quantitative investment process which utilizes a multi-factor model based on business fundamentals.  During these two months, the Fund’s performance relative to the benchmark was aided by the portfolio’s overweight in Consumer Discretionary companies, and by an underweight in Energy companies.  Specific company exposure in the Consumer Discretionary and Consumer Staples sectors also helped performance.  Relative to the benchmark, an overweight in the Health Care sector detracted from the portfolio’s performance, as did specific companies in the Financial and Industrial sectors.  As of May 31, 2010, there were 56 companies held in the Jensen Value Fund.

At the company level, the top contributor to portfolio performance was Advance Auto Parts Inc. (AAP), a Consumer Discretionary company which retails automotive maintenance items, accessories, and batteries to both consumers and commercial clients.  The stock’s strong performance was likely due to the company’s better-than-expected earnings results for the first quarter of 2010.  Advance Auto Parts Inc. was selected for the Jensen Value Fund due to its compelling valuation at the time, along with its history of reasonably consistent business performance.

The top detractor from portfolio performance was Moody’s Corporation (MCO), a leading provider of credit ratings, economic research, and financial analytics tools.  While the company reported an increase in year-over-year profits for the first quarter of 2010, shares slid downward over the two month period, most likely due to fears over government regulation and interference in the credit ratings business.  Moody’s Corporation was selected for the Jensen Value Fund through the optimization process in order to help match sector exposures of the portfolio to those of the benchmark, as well as its better-than-average valuation.

The Jensen Value Fund

The Jensen Value discipline was created to capture a subset of Jensen’s universe of high-quality companies typically not included in the Quality Growth strategy. The Value strategy was created when we at Jensen undertook a study in 2006 to better understand our universe of qualifying companies, how historically each stock had performed over long periods, and how we might improve the firm’s existing Quality Growth investment process. In addition to instituting enhancements for managing our Quality Growth strategy, we found that an investment strategy could be created whose goal was to capture the benefits of quality companies with more traditional ‘value’ characteristics.

After a considerable amount of additional research and preparation, two accounts were funded in late 2007 to be managed using this new value-oriented strategy, which became known as the Jensen Value discipline. After managing these separate accounts for more than two years, which allowed for some process refinements, a mutual fund version of the strategy, the Jensen Value Fund, was launched effective March 31, 2010.

The creation of a new investment strategy, and therefore a new product, is not one that we take lightly. Throughout our history, we have always considered how we may better serve investors, keeping in mind the premise under which Val Jensen founded our firm — The world doesn’t need another investment advisor … unless it can offer something different.

We believe that the Jensen Value strategy offers a distinctive value exposure. As the advisor to both The Jensen Portfolio, a registered open-end mutual fund, and Jensen Value Fund, we select companies from the same universe of high Return on Equity companies.  The traditional definitions of “growth” and “value” investing deliver divergent groups of stocks, judged by such measures as price-to-earnings, price-to-book value and earnings growth.  The emphasis on seeking quality companies with the most persistent business performance for The Jensen Portfolio leads us to mostly large capitalization companies. The primary emphasis on stock valuation for the Jensen Value Fund is expected to result in a mix of small, medium and large capitalization companies with the greatest concentration in mid-caps.  In addition, we expect the Value strategy’s sensitivity to valuation to result in significant portfolio turnover.  Nonetheless, the companies in our investment universe must continue to meet a minimum 15% Return on Equity per year, as defined by Jensen Investment Management, which we believe is a fundamental requirement for profitable business operations.

Jensen Value Fund

At Jensen we have always believed in “eating our own cooking”, as evidenced by the firm’s Principals having a significant portion of their personal liquid net worth invested alongside fellow shareholders in both of the Jensen Funds.  We believe the Jensen Value Fund offers important diversification benefits, and that our research into this strategy and years of analyzing our universe of quality, high Return on Equity companies, may help us avoid the ranks of uninspired offerings.  We invite you to find additional information about the Jensen Value Fund at www.jenseninvestment.com.

We appreciate the confidence you have in Jensen, and we remain committed to our investment responsibilities.

Cordially,

The Jensen Investment Committee

This discussion and analysis of the Fund is as of May 31, 2010 and is subject to change, and any forecasts made cannot be guaranteed.

Past performance is no guarantee of future results. Fund holdings and sector weightings are subject to change and are not recommendations to buy or sell any security. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged, and one cannot invest directly in the Index. For more complete information regarding performance and holdings, please refer to the financial statements and schedule of investments headings of this report.  Current and future portfolio holdings are subject to risk.

Mutual fund investing involves risk. Principal loss is possible. The Fund invests in mid and smaller capitalization companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.

Diversification does not assure a profit or protect against loss in a declining market.

Return on Equity (ROE) is equal to a company’s after-tax earnings (excluding non-recurring items) divided by its average stockholder equity for the year.

Earnings Per Share (EPS) is the net income of a company divided by the total number of shares it has outstanding.

Earnings Per Share Growth (EPS Growth) is the year-over-year percent change in a company’s earnings per share.

Price/Book (P/B) Ratio is calculated by dividing the current price of the stock by the company’s book value per share.

Price/Earnings (P/E) Ratio is a measure that compares the price of a stock to the earnings of the underlying company. The trailing P/E ratio is calculated by dividing current price of the stock by the company’s past year earnings per share. The leading (forward) P/E ratio is calculated by dividing current price of the stock by the company’s predicted future year earnings per share, as determined by market consensus.

Must be preceded or accompanied by a prospectus for the Jensen Value Fund.

To obtain a prospectus for The Jensen Portfolio, call 800.992.4144 or visit www.jenseninvestment.com.  The fund’s investment objectives, risks, fees and expenses, must be considered carefully before investing.  The prospectus contains this and other important information about the investment company.  Please read it carefully before investing.

Quasar Distributors, LLC, Distributor.

(07/10)

Jensen Value Fund

Jensen Value Fund - Class J (Unaudited) TOTAL RETURNS VS. THE RUSSELL 3000 VALUE INDEX

Total Returns – AS OF MAY 31, 2010 (Unaudited)
SINCE INCEPTION
MARCH 31, 2010
Jensen Value Fund - Class J	-6.60%
Russell 3000 Value Index	-5.52%

The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The chart at the top of the page assumes an initial gross investment of $10,000 made on March 31, 2010, the inception date for Class J shares. Returns shown include the reinvestment of all fund distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 800-992-4144 or by visiting www.jenseninvestment.com.

Jensen Value Fund

Jensen Value Fund - Class I (Unaudited) TOTAL RETURNS VS. THE RUSSELL 3000 VALUE INDEX

Total Returns – AS OF MAY 31, 2010 (Unaudited)
SINCE INCEPTION
MARCH 31, 2010
Jensen Value Fund - Class I	-6.50%
Russell 3000 Value Index	-5.52%

The Russell 3000 Value Index measures performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The chart at the top of the page assumes an initial gross investment of $1,000,000 made on March 31, 2010, the inception date for Class I shares. Returns shown include the reinvestment of all fund distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Investment performance reflects fee waivers in effect. In absence of such waivers, total returns would be reduced.

Performance data shown represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance shown. Performance data current to the most recent month end may be obtained by calling 800-992-4144 or by visiting www.jenseninvestment.com.

Jensen Value Fund

Investments by Sector as of May 31, 2010 (as a Percentage of Total Investments) (Unaudited)

Jensen Value Fund

Statement of Assets & Liabilities
May 31, 2010

Assets:
Investments, at value (cost $5,302,228)	$5,053,765
Income receivable	8,644
Receivable for capital stock issued	166,600
Receivable from Investment Adviser	8,503
Other assets	31,176
Total Assets	5,268,688

Liabilities:
Payable for investments purchased	88,829
Payable for distribution fees	968
Payable to affiliates	20,006
Accrued expenses and other liabilities	21,847
Total Liabilities	131,650
NET ASSETS	$5,137,038

NET ASSETS CONSIST OF:
Capital stock	5,517,330
Unrealized depreciation on investments	(248,463)
Accumulated undistributed net investment income	4,310
Accumulated undistributed net realized loss	(136,139)
Total Net Assets	$5,137,038

NET ASSETS CONSIST OF:
Class J Shares:
Net assets	$3,831,693
Shares of beneficial interest outstanding	410,135
Net Asset Value, Offering Price and Redemption Price Per Share
(unlimited number of shares authorized, $.001 par value)	$9.34

Class I Shares:
Net assets	$1,305,345
Shares of beneficial interest outstanding	139,680
Net Asset Value, Offering Price and Redemption Price Per Share
(unlimited number of shares authorized, $.001 par value)	$9.35

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

Schedule of Investments
May 31, 2010
(shown as a percentage of total net assets)

SHARES		VALUE
	Common Stocks - 95.59%
	Aerospace & Defense - 11.65%
1,670	Alliant Techsystems, Inc. (a)	$114,879
1,800	General Dynamics Corp.	122,220
2,490	ITT Corp.	120,217
2,070	Rockwell Collins, Inc.	120,764
1,790	United Technologies Corp.	120,610
		598,690
	Air Freight & Logistics - 4.83%
2,150	CH Robinson Worldwide, Inc.	124,936
1,960	United Parcel
	Service, Inc. - Class B	123,010
		247,946
	Beverages - 0.89%
420	Brown-Forman Corp. - Class B	23,293
360	PepsiCo, Inc.	22,641
		45,934
	Capital Markets - 6.69%
3,890	Eaton Vance Corp.	116,272
2,450	T Rowe Price Group, Inc.	121,324
3,950	Waddell & Reed Financial, Inc.	105,900
		343,496
	Chemicals - 1.64%
1,290	Ecolab, Inc.	60,927
530	International Flavors
	& Fragrances, Inc.	23,585
		84,512
	Computers & Peripherals - 4.72%
8,870	Dell, Inc. (a)	118,237
990	International Business
	Machines Corp.	124,007
		242,244
	Consumer Finance - 2.41%
3,110	American Express Co.	123,996
	Containers & Packaging - 2.31%
2,410	Ball Corp.	118,692
	Distributors - 2.46%
3,110	Genuine Parts Co.	126,297
	Diversified Financial Services - 2.37%
5,930	Moody’s Corp.	121,565
	Electric Utilities - 2.30%
3,060	Exelon Corp.	118,116
	Electrical Equipment - 0.44%
490	Emerson Electric Co.	22,756
	Electronic Equipment,
	Instruments & Components - 0.45%
550	Amphenol Corp. - Class A	23,320
	Food & Staples Retailing - 3.74%
5,640	Kroger Co.	113,533
1,860	Sysco Corp.	55,446
460	Wal-Mart Stores, Inc.	23,258
		192,237
	Food Products - 1.87%
720	Campbell Soup Co.	25,783
510	Hershey Co.	23,868
530	HJ Heinz Co.	23,415
430	Kellogg Co.	22,975
		96,041
	Gas Utilities - 0.62%
1,220	UGI Corp.	31,891
	Health Care Equipment & Supplies - 4.80%
2,940	Baxter International, Inc.	124,156
1,720	Becton Dickinson & Co.	122,636
		246,792
	Health Care Providers & Services - 5.02%
3,820	Cardinal Health, Inc.	131,752
4,250	Patterson Companies, Inc.	126,267
		258,019
	Hotels, Restaurants & Leisure - 4.96%
5,560	Jack In The Box, Inc. (a)	124,766
3,170	Yum! Brands, Inc.	129,812
		254,578
	Household Products - 1.36%
360	Church & Dwight, Inc.	23,692
280	Colgate-Palmolive Co.	21,865
400	Kimberly-Clark Corp.	24,280
		69,837

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

SHARES		VALUE
	Industrial Conglomerates - 2.35%
1,520	3M Co.	$120,551
	Insurance - 0.96%
1,990	Arthur J Gallagher & Co.	49,133
	IT Services - 4.92%
3,250	Accenture PLC - Class A	121,940
5,280	Gartner, Inc. (a)	130,680
		252,620
	Leisure Equipment & Products - 2.58%
2,260	Polaris Industries, Inc.	132,662
	Machinery - 2.43%
2,890	Donaldson Co., Inc.	124,704
	Media - 3.02%
590	Omnicom Group, Inc.	22,390
3,630	Valassis Communications, Inc. (a)	132,568
		154,958
	Oil, Gas & Consumable Fuels - 2.39%
2,030	Exxon Mobil Corp.	122,734
	Personal Products - 0.91%
880	Avon Products, Inc.	23,311
400	Estee Lauder Cos, Inc. - Class A	23,308
		46,619
	Pharmaceuticals - 4.86%
2,660	Abbott Laboratories	126,510
3,760	Eli Lilly & Co.	123,290
		249,800
	Specialty Retail - 2.85%
2,830	Advance Auto Parts, Inc.	146,481
	Textiles, Apparel & Luxury Goods - 2.35%
1,560	VF Corp.	120,666
	Tobacco - 0.44%
1,120	Altria Group, Inc.	22,725
	Total Common Stocks
	(Cost $5,159,075)	4,910,612
	Short-Term Investments - 2.79%
	Money Market Fund - 2.79%
143,153	Fidelity Institutional Government
	Portfolio - Class I, 0.075% (b)	143,153
	Total Short-Term Investments
	(Cost $143,153)	143,153
	Total Investments
	(Cost $5,302,228) - 98.38%	5,053,765
	Other Assets in Excess
	of Liabilities - 1.62%	83,273
	TOTAL NET ASSETS - 100.00%	$5,137,038

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at May 31, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

Statement of Operations
For the Period Ended May 31, 2010(1)

Investment Income:
Dividend income	$11,007
Interest income	33
11,040

Expenses:
Audit and tax fees	15,982
Custody fees	13,967
Federal and state registration fees	5,856
Investment advisory fees	4,188
Reports to shareholders	4,026
Legal fees	1,647
Administration fees	1,464
Chief Compliance Officer fees and expenses	1,281
Transfer agent fees	1,159
Fund accounting fees	1,159
12b-1 fees - Class J	978
Transfer agent expenses	976
Shareholder servicing fees - Class I	167
Trustees’ fees and expenses	122
Other	1,220
Total expenses	54,192
Less waivers and reimbursement
by Adviser (Note 4)	(47,462)
Net expenses	6,730

NET INVESTMENT INCOME	4,310

REALIZED AND UNREALIZED
LOSS ON INVESTMENTS:
Net realized loss on investment transactions	(136,139)

Change in unrealized depreciation
on investments	(248,463)

Net loss on investments	(384,602)

NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS	$(380,292)

(1)	The Fund commenced operations on March 31, 2010.

Statement of Changes in Net Assets
PERIOD ENDED
MAY 31, 2010(1)
Operations:
Net investment income	$4,310
Net realized loss on
investment transactions	(136,139)
Change in unrealized depreciation
on investments	(248,463)
Net decrease in net assets
resulting from operations	(380,292)
Capital Share Transactions:
Shares sold - Class J	4,193,433
Shares sold - Class I	1,392,821
Shares redeemed - Class J	(68,924)
Net increase	5,517,330

INCREASE IN NET ASSETS	5,137,038
NET ASSETS:
Beginning of period	—
End of period	$5,137,038
Accumulated Undistributed
Net Investment Income	$4,310

(1)	The Fund commenced operations on March 31, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

Financial Highlights
Class J
PERIOD ENDED
MAY 31, 2010(1)
Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income(2)	0.01
Net realized and unrealized gains (losses) on investments	(0.67)
Total from investment operations	(0.66)
Net asset value, end of period	$9.34

Total return(3)	(6.60)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$3,832

Ratio of expenses to average net assets:
Before waivers, reimbursements and recoupments of expenses(4)	9.16%
After waivers, reimbursements and recoupments of expenses(4)	1.25%

Ratio of net investment income (loss) to average net assets:
Before waivers, reimbursements and recoupments of expenses(4)	(7.16)%
After waivers, reimbursements and recoupments of expenses(4)	0.75%

Portfolio turnover rate(3)	97.77%

(1)	The Fund commenced operations on March 31, 2010.
(2)	Per share amounts calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

Financial Highlights
Class I
PERIOD ENDED
MAY 31, 2010(1)
Per Share Data:
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income(2)	0.01
Net realized and unrealized gains (losses) on investments	(0.66)
Total from investment operations	(0.65)
Net asset value, end of period	$9.35

Total return(3)	(6.50)%

Supplemental data and ratios:
Net assets, end of period (000’s)	$1,305

Ratio of expenses to average net assets:
Before waivers, reimbursements and recoupments of expenses(4)	10.99%
After waivers, reimbursements and recoupments of expenses(4)	1.10%

Ratio of net investment income (loss) to average net assets:
Before waivers, reimbursements and recoupments of expenses(4)	(9.07)%
After waivers, reimbursements and recoupments of expenses(4)	0.82%

Portfolio turnover rate(3)	97.77%

(1)	The Fund commenced operations on March 31, 2010.
(2)	Per share amounts calculated using the average shares outstanding method.
(3)	Not annualized.
(4)	Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

Jensen Value Fund

Notes to Financial Statements

May 31, 2010

1.  Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified management investment company.  The Jensen Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is long-term capital appreciation.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund became effective and commenced operations on March 31, 2010.  The Fund currently offers Class J shares and Class I shares.  Class J shares are subject to a 0.25% distribution fee and Class I shares are subject to a 0.10% shareholder servicing fee.  Each class of shares has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single share class.  Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Jensen Investment Management, Inc. (the “Adviser”).

2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)  Investment Valuation – Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a Pricing Service.  If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models.  Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost.  If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.  Any discount or premium is accreted or amortized on a straight-line basis until maturity.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

• Level 1 –	Quoted prices in active markets for identical securities.

• Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2010:

Jensen Value Fund

	Level 1	Level 2	Level 3	Total
Equity
Industrials	$1,114,647	$—	$—	$1,114,647
Consumer
Discretionary	935,642	—	—	935,642
Health Care	754,612	—	—	754,612
Financials	638,189	—	—	638,189
Information
Technology	518,184	—	—	518,184
Consumer Staples	473,393	—	—	473,393
Materials	203,204	—	—	203,204
Utilities	150,007	—	—	150,007
Energy	122,734	—	—	122,734
Total Equity	4,910,612	—	—	4,910,612
Short-Term
Investments	143,153	—	—	143,153
Total Investments
in Securities	$5,053,765	$—	$—	$5,053,765

GAAP requires enhanced disclosures that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management has determined that this requirement has no impact on the Fund’s financial statements, as the Fund did not hold financial derivative instruments during the period presented.

(b)  Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the period ended May 31, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is subject to examination by U.S. federal tax authorities for the tax period since the commencement of operations.

(c)  Distributions to Shareholders – The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

(f)  Expenses – Expenses associated with a specific fund in the Trust are charged to that fund.  Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.  Expenses directly attributable to a class of shares, which presently only include distribution and shareholder servicing fees, are recorded to the specific class.

(g)  Other – Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions using the specific identification method by comparing the original cost of the security lot sold with the net sale proceeds.  Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  Federal Tax Matters

The Fund did not pay any distributions during the fiscal period.

The components of accumulated earnings (losses) on a tax basis as of May 31, 2010 were as follows:

Cost basis of investments for
federal income tax purposes	$5,306,849
Gross tax unrealized appreciation	46,012
Gross tax unrealized depreciation	(299,096)
Net tax unrealized depreciation	$(253,084)
Undistributed ordinary income	4,310
Undistributed long-term capital gain	—
Total distributable earnings	$4,310
Other accumulated losses	(131,518)
Total accumulated losses	$(380,292)

The difference between book basis and tax basis of investments is primarily attributable to the deferral of losses on wash sales.

At May 31, 2010, the Fund deferred, on a tax basis, post-October losses of $131,518.

On June 24, 2010 and June 25, 2010, the Fund declared and paid, respectively, a distribution from ordinary income of $5,610 and $2,138 for Class J and Class I, respectively.

Jensen Value Fund

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the period ended May 31, 2010, no such reclassifications were required.

4.  Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.  Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.25% and 1.10% (the “Expense Limitation Cap”) of the Fund’s average daily net assets, for Class J and Class I shares, respectively.  For the period ended May 31, 2010, expenses of $30,935 and $16,527 were waived or reimbursed by the Adviser for Class J and Class I shares, respectively.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2013	$47,462

5.  Distribution and Shareholder Servicing Plan

The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets of Class J shares for services to prospective Fund shareholders and distribution of Fund shares, and 0.10% of the Fund’s average daily net assets of Class I shares is payable to other financial institutions for shareholder servicing.  During the period ended May 31, 2010, the Fund accrued expenses of $978 pursuant to the 12b-1 Plan.  As of May 31, 2010, the Distributor was owed fees of $968.

6.  Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide fund accounting, administration, transfer agency and custodian services to the Fund.  Fees for these services are calculated in accordance with the executed agreements.  A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

7.  Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
Class J Shares	May 31, 2010(1)
Shares sold	416,871
Shares redeemed	(6,736)
Net increase	410,135

Period Ended
Class I Shares	May 31, 2010(1)
Shares sold	139,680
Shares redeemed	—
Net increase	139,680

(1)	The Fund commenced operations on March 31, 2010.

8.  Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended May 31, 2010, were $7,951,406 and $2,655,705, respectively.  For the period ended May 31, 2010, there were no purchases or sales of U.S. government securities for the Fund.

9.  Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act.  At May 31, 2010, Pershing, LLC, for the benefit of its customers, held 76.3% of the Fund’s outstanding shares.

10.  Line of Credit

At May 31, 2010, the Fund had a line of credit in the amount of $250,000.  This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  Borrowings are secured by the Fund’s investments. Interest will be accrued at the prime rate. The credit facility is with the Funds’ custodian, U.S. Bank, N.A.  During the period ended May 31, 2010, the Fund did not draw upon the line of credit. Effective June 1, 2010, the line of credit was increased to $1,000,000.

Jensen Value Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Jensen Value Fund
(Trust for Professional Managers)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Jensen Value Fund (the “Fund”), a series of the Trust for Professional Managers, as of May 31, 2010, and the related statements of operations and changes in net assets, and financial highlights for the period March 31, 2010 (commencement of operations) through May 31, 2010.  These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2010 by correspondence with the Fund’s custodian and broker.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jensen Value Fund as of May 31, 2010, and the results of its operations, changes in its net assets, and its financial highlights for the period March 31, 2010 (commencement of operations) through May 31, 2010, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio
July 30, 2010

Jensen Value Fund

NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Jensen Value Fund

Expense Example – May 31, 2010 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including investment advisory fees, distribution and/or shareholder servicing fees, and other Fund expenses, which are indirectly paid by shareholders. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested  at the beginning of the period and held for the entire period (April 1, 2010 – May 31, 2010).

Actual Expenses

The first line of the table below for each share class of the Fund provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees, such as the $15.00 fee charged to IRA accounts, or the $12.00 fee charged for wire redemptions. The table  also does not include portfolio trading commissions and  related trading costs. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by  the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratios for each share class of the Fund and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees which, although not charged by the Fund,  may be charged by other funds. Therefore, the second line of the  table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Expense Example Tables

Jensen Value Fund – Class J

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	APRIL 1, 2010	MAY 31, 2010	APRIL 1, 2010 – MAY 31, 2010
Actual	$1,000.00	$934.00	$1.99
Hypothetical (5% annual return before expenses)	1,000.00	1,006.16	2.06

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 61/365 to reflect the period from March 31, 2010 through May 31, 2010.

Jensen Value Fund – Class I

	BEGINNING	ENDING	EXPENSES PAID
	ACCOUNT VALUE	ACCOUNT VALUE	DURING PERIOD*
	APRIL 1, 2010	MAY 31, 2010	APRIL 1, 2010 – MAY 31, 2010
Actual	$1,000.00	$935.00	$1.75
Hypothetical (5% annual return before expenses)	1,000.00	1,006.41	1.81

*
Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the average account value over the period, multiplied by 61/365 to reflect the period from March 31, 2010 through May 31, 2010.

Jensen Value Fund

Additional Information (Unaudited)

1. BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on January 18, 2010 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Jensen Value Fund (the “Fund”), a series of the Trust, and Jensen Investment Management, Inc., the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Mr. Robert McIver, President and Principal, and Mr. Robert Zagunis, Vice President and Principal, of the Adviser, attended the meeting of the Trustees held on January 18, 2010, and provided information concerning the Adviser’s investment process of applying quantitative factors to a universe of companies that have produced long-term records of persistently high returns on shareholder equity.  Mr. McIver and Mr. Zagunis also discussed their backgrounds and the Adviser’s operations and staff and provided information concerning the Adviser’s marketing efforts and the personnel who would lead those efforts.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

Discussion of Factors Considered

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1. Nature, Extent and Quality of Services Provided to the Fund.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the Adviser’s investment committee, who would manage the Fund’s investment portfolio, as well as other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the Trust’s Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by Mr. Zagunis regarding the Adviser’s investment process.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s Policies and Procedures and compliance program and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2. Investment Performance of the Adviser.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted the Adviser’s presentation to them at the January 18, 2010 meeting, during which Mr. McIver provided information concerning the founding of the Adviser and the investment management experience of Mr. Robert G. Millen, Vice President, Principal and Chairman of the Adviser; Mr. Eric H. Schoenstein, Director of Business Analysis, Vice President and Principal of the Adviser, and Mr. Kurt M. Havnaer, Business Analyst of the Adviser, who, in addition to Mr. McIver and Mr. Zagunis, would be responsible for the management of the Fund’s investment portfolio.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, as presented at the January 18, 2010 meeting and set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

Jensen Value Fund

3. Costs of Services and Profits Realized by the Adviser.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization to be undertaken by the Adviser.

The Trustees considered the Adviser’s proposed management fee of 0.75%, noting that the fee fell into the second quartile compared to its peer group of value funds.  The Trustees further noted that the Adviser had agreed to waive its management fee and/or reimburse fund expenses for at least a three-year period, so that the Fund’s total annual fund operating expenses do not exceed 1.25% and 1.10% of average Fund assets for Class J shares and Class I shares, respectively.  The Trustees considered peer group data for the Fund’s total expense ratio, which showed that the expense cap for each share class put the Fund’s total expenses in the second quartile for its peer group, below the industry average of 1.468% for the peer group.  The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4. Extent of Economics of Scale as the Fund Grows.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5. Benefits Derived from the Relationship with the Fund.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees examined the allocation of brokerage by the Adviser with respect to the Fund, noting that the Adviser does not currently obtain brokerage or research services through the allocation of brokerage.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable, and in many cases may benefit the Fund.

Conclusions

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

2. AVAILABILITY OF PROXY VOTING INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 800-992-4144. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 will be available without charge, upon request, by calling toll free, 800-992-4144, or by accessing the SEC’s website at http://www.sec.gov.

3. PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

Jensen Value Fund

4. INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5. INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 800-992-4144.

Independent Trustees

	POSITION(S) HELD WITH	TERM OF OFFICE AND LENGTH OF	PRINCIPAL OCCUPATION(S) DURING THE PAST	NUMBER OF PORTFOLIOS IN TRUST OVERSEEN	OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS AND AGE	THE TRUST	TIME SERVED	FIVE YEARS	BY TRUSTEE	TRUSTEE
Dr. Michael D. Akers	Trustee	Indefinite	Professor and	23	Independent
615 E. Michigan St.		Term; Since	Chair of		Trustee, USA
Milwaukee, WI 53202		August 22,	Accounting,		MUTUALS
Age: 55		2001	Marquette University		(an open-end
			(2004–Present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).

Gary A. Drska	Trustee	Indefinite	Captain, Midwest	23	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 53		2001	(1986–Present);		(an open-end
			Director, Flight		investment
			Standards and Training		company with
			(1990–1999).		two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director,	23	None.
615 E. Michigan St.		Term; Since	Chief Administrative
Milwaukee, WI 53202		October 23,	Officer (“CAO”) and
Age: 66		2009	Chief Compliance
Officer (“CCO”),
Granite Capital
International Group,
L.P. (an investment
management firm)
(1994–Present); Vice
President, Secretary,
Treasurer and CCO
of Granum Series
Trust (an open-end
investment company)
(1997–2007); President,
CAO and CCO, Granum
Securities, LLC
(a broker-dealer)
(1997–2007).

Jensen Value Fund

Interested Trustee and Officers

NAME, ADDRESS AND AGE	POSITION(S) HELD WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN TRUST OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice	23	Trustee, Buffalo Funds
615 E. Michigan St.	President	Term; Since	President, U.S.		(an open-end
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		investment company
Age: 48	Trustee	2001	Services, LLC		with ten portfolios);
			(1994–Present).		Trustee, USA MUTUALS
(an open-end
investment company
with two portfolios).

John Buckel	Vice	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	President,	Term; Since	Administrator,
Milwaukee, WI 53202	Treasurer	January 10,	U.S. Bancorp Fund
Age: 52	and	2008 (Vice	Services, LLC
	Principal	President);	(2004–Present);
	Accounting	Since	UMB Investment
	Officer	September 10,	Services Group
		2008	(2000–2004).
(Treasurer)

Kristin M. Cuene	Chief	Indefinite	Attorney,	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Compliance
Milwaukee, WI 53202	Officer and	January 23,	Officer, U.S.
Age: 50	Anti-Money	2009 (CCO);	Bancorp Fund
	Laundering	Since	Services, LLC
	Officer	January 18,	(2008–Present);
		2010 (AML	Attorney,
		Officer)	Investment
Management,
Quarles & Brady, LLP
(2007-2008);
Student, University
of Pennsylvania
(2004-2007).

Rachel A. Spearo	Secretary	Indefinite	Vice President and	N/A	N/A
615 E. Michigan St.		Term; Since	Legal Compliance
Milwaukee, WI 53202		November 15,	Officer, U.S. Bancorp
Age: 30		2005	Fund Services, LLC
(2004–Present).

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Administrator, U.S.
Milwaukee, WI 53202		January 10,	Bancorp Fund
Age: 36		2008	Services, LLC
(2002–Present).

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

Investment Adviser

Jensen Investment Management, Inc.
5300 Meadows Road
Suite 250
Lake Oswego, OR 97035
800.992.4144
www.jenseninvestment.com

Fund Administrator,
Transfer Agent,
and Fund Accountant

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
Custody Operations
1555 N. RiverCenter Drive
Suite 302
Milwaukee, WI 53212

Legal Counsel

Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, WI 53202

Independent Registered
Public Accounting Firm

Cohen Fund Audit Services, Ltd.
800 Westpoint Parkway
Suite 1100
Westlake, OH 44145

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report has been prepared for
shareholders and may be distributed
to others only if preceded or
accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Dr. Michael Akers is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.  Dr. Akers holds a Ph.D. in accountancy and is a professor of accounting at Marquette University in Milwaukee, Wisconsin

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services for the first fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for the first fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 5/31/2010
Audit Fees	$13,500
Audit-Related Fees	0
Tax Fees	$2,500
All Other Fees	0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

FYE 5/31/2010
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the first fiscal year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 5/31/2010
Registrant	0
Registrant’s Investment Adviser	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Filed herewith.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   August 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Joseph Neuberger
Joseph Neuberger, President

Date   August 6, 2010

By (Signature and Title)      /s/ John Buckel
John Buckel, Treasurer

Date   August 6, 2010